Note 23 - Share-based Compensation Plans (Tables)	12 Months Ended
Mar. 31, 2018
Deferred share grants [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	2018	2017
Balance, beginning of year	117,936	147,430
Less: Granted	(40,531)	(29,494)
Balance, end of year	77,405	117,936

Performance bonus grants [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	2018	2017
Balance, beginning of year	2,650,513	2,842,409
Less: Granted	(812,787)	(278,680)
Add: Cancelled/forfeited	432,754	86,784
Balance, end of year	2,270,480	2,650,513

Restricted share grants [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	2018	2017
Balance, beginning of year	4,107,830	4,591,312
Less: Granted	(1,716,743)	(676,270)
Add: Cancelled/forfeited	613,537	192,788
Balance, end of year	3,004,624	4,107,830